Subsequent events (Details Narrative) - Subsequent Events [Member]	1 Months Ended
Sep. 23, 2021 USD ($)
Statement [Line Items]
Common shares for gross proceeds	$ 150,100
Description of Warrants	a total of 211,112 warrants priced at CAD$0.90 were exercised into 211,112